Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of voluntary change in accounting policy [abstract]
Schedule of Financial Statements of Subsidiaries
Lifezone group entities and their country of incorporation are listed below:

	Principal activities	Country of incorporation	Principal place of Business	Percentage (%)
				Ownership	Ownership
Name of subsidiary				2025	2024
Lifezone Holdings Limited	Holding company	Isle of Man	United Kingdom	100%	100%
Lifezone Limited	Holding company	Isle of Man	United Kingdom	100%	100%
Lifezone US Holdings Limited	Holding company	United Kingdom	United Kingdom	100%	100%
Lifezone Holdings US, LLC	Holding company	United State of America	United State of America	100%	100%
Lifezone Services US, LLC	Service company	United State of America	United State of America	100%	100%
Lifezone Recycling US, LLC[1]	Recycling	United State of America	United State of America	94.44%	94%
LZ Services Limited	Service company	United Kingdom	United Kingdom	100%	100%
Kabanga Holdings Limited[2]	Holding company	The Cayman Islands	The Cayman Islands	100%	83%
Kabanga Nickel Company Limited[2]	Holding company	Tanzania	Tanzania	100%	83%
Kabanga Nickel Limited[2]	Holding company	United Kingdom	United Kingdom	100%	83%
Kagera Mining Company Limited	Mining	Tanzania	Tanzania	100%	83%
Lifezone Asia-Pacific Pty Ltd	Service company	Australia	Australia	100%	100%
The Simulus Group Pty Limited	Holding company	Australia	Australia	100%	100%
Simulus Pty Limited	Laboratory and engineering	Australia	Australia	100%	100%
Romanex International Limited[2]	Holding company	Canada	Canada	100%	83%
Tembo Nickel Corporation Limited[3]	Mining	Tanzania	Tanzania	84%	70%
Tembo Nickel Mining Company Limited[3]	Mining	Tanzania	Tanzania	84%	70%
Tembo Nickel Refining Company Limited[3]	Refining	Tanzania	Tanzania	84%	70%
1In May 2025, Lifezone funded $2 million into Lifezone Recycling US, LLC resulting in a change in its ownership from 94% to 94.44%. Please refer to Note 1 for more details.

2On July 18, 2025, Lifezone acquired BHP’s 17% equity interest in Kabanga Nickel Limited resulting in a change in its ownership from 83% to 100% in KNL. Please refer to Note 1 for more details.

[3]Lifezone holds 84% interest with the remaining 16% held by the Government of Tanzania.

Schedule of Other Intangible Assets	Other intangible assets are amortized on a straight-line basis over their estimated useful lives, which are as follows:

Computer software	3 years
Patents	12 years

Schedule of Depreciation
Depreciation is calculated on a straight-line basis over the estimated economic lives of the following assets:

Office and computer equipment	5 years
Laboratory and testing equipment	2-5 years
Buildings	40 years
Transportation equipment	5 years